Morgan, Lewis & Bockius LLP	Morgan Lewis COUNSELORS AT LAW
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

May 14, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Strategic Credit Fund: Initial Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Strategic Credit Fund (the “Trust”), we are filing the Trust’s initial registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The Trust is filing its Notification of Registration on Form N-8A concurrently with the enclosed Form N-2 registration statement.

Please contact me at (202) 373-6599 should you have any questions or comments.

Sincerely,

/s/ Mana Behbin

Mana Behbin